Investment Securities (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Percentage of debt securities considered to be of investment grade	96.00%
Percentage of tax-exempt securities classified as pre-refunded	14.00%
Percentage of tax-exempt securities insured by bond insurers	25.00%
Residential and commercial mortgage-backed securities, percentage of collateral consisting of prime loans	99.00%
Other-than-temporary impairments	$ 0	$ 0	$ 103.1
Securities Lending Program [Member]
Percentage of collateral to fair value of investment securities on loan	102.00%
Fair value of securities on loan	$ 54.0	$ 126.1